Document And Entity Information	12 Months Ended
Oct. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001816172
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40405
Entity Registrant Name	Jiuzi Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value $0.00195 per share
Trading Symbol	JZXN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,011,389
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Amendment Description	Jiuzi Holdings Inc (the “Company”) is filing this Amendment No. 3 (“Amendment No. 3”) to the Annual Report on Form 20-F for the financial year ended October 31, 2024 (the “Original Form 20-F”), filed with the United States Securities and Exchange Commission (the “SEC”) on March 3, 2025 (the “Original Filing Date”), as mended on June 3, 2025, and further amended on September 3, 2025, to replace in their entirety the Exhibits 12.1, 12.2, 13.1 and 13.2, which contained inadvertent errors, with the Exhibits 12.1, 12.2, 13.1 and 13.2, respectively, filed with this Amendment No. 3 to the Original Form 20-F.This Amendment No. 3 is being filed solely to address the errors as set out above. This Amendment No. 3 speaks as of the Original Filing Date, or March 3, 2025. Except as required to reflect the amendment, this Amendment No. 3 does not amend, update or restate any of the information previously included in the Original Form 20-F, nor does this Amendment No. 3 reflect any event that has occurred after the date of the Original Form 20-F.Accordingly, this Amendment No. 3 should be read in conjunction with the Original Form 20-F and the Company’s other filings with the SEC subsequent to March 3, 2025.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	No.168 Qianjiang Nongchang Gengwen Road
Entity Address, Address Line Two	15th Floor
Entity Address, Address Line Three	Economic and Technological Development Zone
Entity Address, City or Town	Hangzhou City
Entity Address, Postal Zip Code	310000
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	0571-82651956
Contact Personnel Name	Tao Li